UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21186
Williams Capital Management Trust

(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-212-461-6500
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.
WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

Principal
Amount			Value

BANK NOTE (0.9%):
	Diversified Financial Services (0.9%):
$10,000,000	Bank of America Corp., 0.67%, 8/03/09, FDIC Guaranteed††		$10,000,000

TOTAL BANK NOTE (Cost $10,000,000)			10,000,000

COMMERCIAL PAPER (1.4%):
	Diversified Financial Services (1.4%):
10,000,000	General Electric Capital Corp., 0.75%, 8/03/09, FDIC Guaranteed††		9,999,583
5,000,000	General Electric Capital Corp., 0.50%, 8/24/09, FDIC Guaranteed††		4,998,403

TOTAL COMMERCIAL PAPER (Cost $14,997,986)			14,997,986

U.S. GOVERNMENT AGENCY OBLIGATIONS (57.8%):
	Federal Farm Credit Bank (6.2%):
2,600,000	4.375%, 8/10/09		2,602,627
5,000,000	0.62%, 8/13/09†		5,000,000
5,000,000	0.57%, 8/18/09†		5,000,470
10,000,000	0.77%, 8/27/09†		10,000,000
10,000,000	0.141%, 9/03/09†		9,997,819
30,000,000	0.295%, 9/15/09†		29,986,188
2,950,000	0.34%, 3/03/10†		2,948,953

			65,536,057

	Federal Home Loan Bank (5.5%):
3,600,000	5.25%, 8/05/09		3,601,842
7,000,000	3.75%, 8/18/09		7,010,581
10,000,000	0.216%, 8/21/09†		9,999,279
1,000,000	0.225%, 8/27/09†		999,883
5,000,000	0.198%, 12/23/09†		4,999,502
11,090,000	3.875%, 1/15/10		11,265,185
9,000,000	0.70%, 6/25/10		9,000,000
6,000,000	0.65%, 7/06/10		6,000,000
5,000,000	0.65%, 7/28/10		5,000,000

			57,876,272

	Federal Home Loan Bank, Discount Notes (9.5%):
13,975,000	0.10%, 8/05/09††		13,974,845
5,350,000	0.35%, 8/11/09††		5,349,480
6,400,000	0.401%, 9/09/09††		6,397,227
11,778,000	0.20%, 9/11/09††		11,775,144
4,100,000	0.25%, 9/11/09††		4,099,006
3,000,000	0.592%, 9/15/09††		2,997,788
10,000,000	0.24%, 9/25/09††		9,996,333
2,415,000	0.31%, 10/02/09††		2,413,711
6,000,000	0.28%, 11/16/09††		5,995,007
12,000,000	0.30%, 11/18/09††		11,989,100
5,000,000	0.30%, 11/20/09††		4,995,375
5,000,000	0.29%, 11/24/09††		4,995,368
10,000,000	0.346%, 12/15/09††		9,986,967
4,900,000	0.30%, 1/21/10††		4,892,936

			99,858,287

	Federal Home Loan Mortgage Corp. (11.3%):
9,149,000	6.625%, 9/15/09		9,216,072
45,540,000	0.269%, 9/18/09†		45,544,329
11,400,000	0.266%, 9/21/09†		11,398,067
11,975,000	0.215%, 9/28/09†		11,973,827
10,000,000	0.227%, 10/08/09†		10,000,048
6,350,000	4.125%, 11/30/09		6,430,044
8,059,000	4.00%, 12/15/09		8,169,273
1,065,000	0.183%, 12/16/09†		1,063,977
10,000,000	0.816%, 2/09/10†		10,000,000
5,000,000	4.875%, 2/09/10		5,117,292

			118,912,929

	Federal Home Loan Mortgage Corp., Discount Notes (10.4%):
10,000,000	0.12%, 8/05/09††		9,999,867
10,000,000	0.13%, 8/10/09††		9,999,313
5,000,000	0.567%, 8/10/09††		4,999,656
5,000,000	0.521%, 9/08/09††		4,997,256
6,681,000	0.411%, 9/14/09††		6,676,594
5,000,000	0.521%, 9/14/09††		4,996,703
6,000,000	0.703%, 9/14/09††		5,996,044
10,000,000	0.28%, 11/02/09††		9,992,185
6,000,000	0.341%, 11/02/09††		5,995,311
10,000,000	0.28%, 11/09/09††		9,992,222
5,091,000	0.30%, 11/23/09††		5,086,164
8,500,000	0.28%, 12/14/09††		8,491,075
3,650,000	0.321%, 12/21/09††		3,645,393
7,000,000	0.27%, 12/30/09††		6,992,073
5,000,000	0.321%, 1/25/10††		4,992,133
7,000,000	0.341%, 2/02/10††		6,987,769

			109,839,758

	Federal National Mortgage Association (3.3%):
2,400,000	4.50%, 8/13/09		2,403,119
11,739,000	6.625%, 9/15/09		11,827,416
1,000,000	3.25%, 12/09/09		1,010,332
9,000,000	4.625%, 12/15/09		9,142,414
9,800,000	7.25%, 1/15/10		10,085,551

			34,468,832

	Federal National Mortgage Association, Discount Notes (11.6%):
20,000,000	0.14%, 8/13/09††		19,999,067
4,000,000	0.531%, 8/19/09††		3,998,940
7,000,000	0.34%, 8/24/09††		6,998,154
4,000,000	0.541%, 8/24/09††		3,998,945
5,000,000	0.401%, 9/01/09††		4,998,278
5,000,000	0.582%, 9/02/09††		4,997,422
5,400,000	0.366%, 9/09/09††		5,397,894
10,000,000	0.26%, 11/02/09††		9,993,283
8,000,000	0.29%, 11/25/09††		7,992,524
8,000,000	0.305%, 12/2/09††		7,991,663
2,975,000	0.311%, 12/21/09††		2,971,362
5,000,000	0.28%, 12/31/09††		4,994,089
6,000,000	0.29%, 1/04/10††		5,991,869
5,000,000	0.341%, 1/04/10††		4,993,224
3,000,000	0.30%, 1/06/10††		2,996,050
10,000,000	0.305%, 1/14/10††		9,985,936
9,000,000	0.401%, 2/01/10††		8,981,600
5,000,000	0.371%, 2/22/10††		4,989,465

			122,269,765

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $608,761,900)			608,761,900

U.S. GOVERNMENT TREASURY OBLIGATIONS (8.2%):
	U.S. Treasury Bills (8.2%):
10,000,000	0.25%, 8/13/09		9,999,167
5,000,000	0.33%, 9/03/09		4,998,488
10,000,000	0.25%, 10/08/09		9,995,089
5,000,000	0.28%, 10/08/09		4,997,544
15,000,000	0.29%, 11/19/09		14,986,158
10,000,000	0.321%, 11/19/09		9,990,772
15,000,000	0.311%, 12/17/09		14,981,804
8,000,000	0.321%, 12/17/09		7,990,295
8,000,000	0.326%, 12/17/09		7,990,295

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $85,929,612)			85,929,612

REPURCHASE AGREEMENTS (31.6%):
166,000,000	Barclays Capital Tri-Party Repurchase Agreement, 0.17%, dated 7/31/09, due 8/03/09 in the amount of $166,002,352, collateralized by U.S. Government Treasury securities (U.S. Treasury Bond, 8.00%, 11/15/21; U.S. Treasury Inflation Index, 2.00%, 1/15/16) with a value including accrued interest of $169,320,095		166,000,000
166,222,000	Bank of America Tri-Party Repurchase Agreement, 0.17%, dated 7/31/09, due 8/03/09 in the amount of $166,224,355, collateralized by U.S. Government Agency security (Federal National Mortgage Association, 4.375%, 10/15/15) with a value including accrued interest of $169,547,506		166,222,000

TOTAL REPURCHASE AGREEMENTS (Cost $332,222,000)			332,222,000

OTHER SHORT-TERM INVESTMENT (0.0%):
866	Bank of New York Cash Sweep		866

TOTAL OTHER SHORT-TERM INVESTMENT (Cost $866)			866

TOTAL INVESTMENTS (Cost $1,051,912,364)(a)		99.9%	1,051,912,364
Other assets in excess of liabilities		0.1%	1,036,008

NET ASSETS		100.0%	$1,052,948,372

The following abbreviation is used in portfolio descriptions:

FDIC—Federal Deposit Insurance Corp.

Percentages indicated are based on net assets of $1,052,948,372

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

†	Variable rate security. The rate presented is the rate in effect at July 31, 2009.

††	The rate presented is the effective yield at purchase.
See Notes to Portfolio of Investments.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Note	$—	$10,000,000	$—
Commercial Paper	—	14,997,986	—
U.S. Government Agency Obligations	—	608,761,900	—
U.S. Government Treasury Obligations	—	85,929,612	—
Repurchase Agreements	—	332,222,000	—
Other Short-Term Investment	866	—	—

	866	1,051,911,498	—
Other Financial Instruments*	—	—	—

Total	$866	$1,051,911,498	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
As of October 31, 2008 and July 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.
WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)
July 31, 2009
     Securities of the Williams Capital Government Money Market Fund (the “Fund”) are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.
ITEM 2. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Williams Capital Management Trust
By	/s/ Dail St. Claire
Dail St. Claire, President
Date September 25, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher J. Williams
Christopher J. Williams, Treasurer
Date September 25, 2009

By	/s/ Dail St. Claire
Dail St. Claire, President
Date September 25, 2009